Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Tenant Improvements Allowance				$ 245,000
Rent Expense	61,930	59,531	242,475	259,454
Deferred Rent	358,934		371,156	325,508
Contingent Consideration Shares Issuable	8,000,000		8,000,000
Direct Costs of Revenue - Operating Lease Rent Expense	$ 18,973	$ 13,636
Ownership Percentage by Noncontrolling Interest in Consolidated Affiliate	10.00%		10.00%	10.00%